Right-of-use assets	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets	15. Right-of-use assets

Accounting policy
Right-of-use assets comprise mining equipment, vehicles and office rentals (included in the mine development, infrastructure and other asset class) of which none meet the definition of investment property. These right-of-use assets comprise the initial measurement of the corresponding lease liability, any initial direct costs incurred by the lessee, and an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset.
Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses if applicable. The assets are depreciated over the shorter period of the lease term and useful life of the underlying asset.
If a lease transfers ownership of the underlying asset, or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

See note 29 for additional detail.

Figures in million – SA rand	Notes	2023	2022	2021
Balance at beginning of the year		279	222	296
Additions and modifications		164	45	65
Right-of-use assets acquired on acquisition of subsidiaries	16	297	109	—
Assets derecognised with deemed disposal of interest in joint operation	19	(2)	—	—
Impairment of mining assets	10	—	—	(28)
Depreciation		(210)	(101)	(112)
Transfers and other movements		15	(2)	—
Foreign currency translation		17	6	1
Balance at end of the year		560	279	222